Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations
Revenues	$ 21	$ 64
Cost of goods sold	22	61
Gross (loss) profit	(1)	3
Costs and expenses
General and administrative	2,155	2,115
Professional fees	479	427
Depreciation and amortization	58	69
Total costs and expenses	2,692	2,611
Loss from operations	(2,693)	(2,608)
Other income	45	0
Net loss	(2,648)	(2,608)
Net loss attributable to non-controlling interest	(125)	(154)
Net loss attributable to the Company	$ (2,523)	$ (2,454)
Net loss per share
Basic	$ (0.05)	$ (0.05)
Diluted	$ (0.05)	$ (0.05)
Weighted average common shares outstanding
Basic	51,042,294	50,640,093
Diluted	51,042,294	50,640,093